Financial Instruments - Schedule of Derivative Assets and Liabilities Designated as Hedging Instruments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial information [line items]
Total notional amount	¥ 551,957	¥ 605,695
Settlement in excess of one year	326,949	335,425
Carrying amount (Fair value), assets	13,466	13,388
Carrying amount (Fair value), liabilities	7,260	6,917
Foreign Exchange Forward Contract [member] | Cash flow hedges [member]
Disclosure of financial information [line items]
Total notional amount	217,369	246,189
Settlement in excess of one year	6,762	9,113
Carrying amount (Fair value), assets	1,752	1,069
Carrying amount (Fair value), liabilities	750	303
Interest rate swap contract [member] | Cash flow hedges [member]
Disclosure of financial information [line items]
Total notional amount	264,704	275,939
Settlement in excess of one year	252,848	258,741
Carrying amount (Fair value), assets	730	601
Carrying amount (Fair value), liabilities	6,509	6,613
Currency swap contract [member] | Cash flow hedges [member]
Disclosure of financial information [line items]
Total notional amount	67,353	83,244
Settlement in excess of one year	66,280	67,353
Carrying amount (Fair value), assets	9,462	11,665
Commodity Swaps [member] | Cash flow hedges [member]
Disclosure of financial information [line items]
Total notional amount	2,529	321
Settlement in excess of one year	1,058	217
Carrying amount (Fair value), assets	¥ 1,519	¥ 52